13F-HR
13-F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:
December 31, 2008

Check here if Amendment  [  ]; Amendment Number:
This Amendment (Check only one.):   [  ] is a restatement
                                    [  ] adds new holdings entries

Institutional Investment Manager Filing this
Report:

Name:       Belden and Associates
Address:    650 California Street, 24th Floor
            San Francisco, CA  94108

13F File Number:  028-11565

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
Manager:

Name:             Louis deK. Belden
Title:            President
Phone:            415-677-1400
Signature, Place and Date of Signing:
Louis deK. Belden San Francisco, CA     December 31, 2008

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES AND EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:     43

Form 13F Information Table Value Total: $58,982

List of Other Included Managers:

                         TITLE               VALUE         SHARES    SH/    PU/    INVSTMT    OTHER        VOTING AUTHORITY
NAME OF ISSUER          OF CLASS    CUSIP   (X$1000)       PRN AMT   PRN    CALL   DISCRETN   MANAGERS   SOLE      SHARED  OTHER
ADVANCE AUTO PARTS         CO    00751y10    448            13,325    SH             SOLE                0         0       13325
AFLAC INC                  CO    00105510    1,128          24,618    SH             SOLE                0         0       24618

AGILENT                    CO    00846u10    322            20,605    SH             SOLE                0         0       20605

AIR PRODUCTS AND           CO    00915810    672            13,366    SH             SOLE                0         0       13366
AMBAC FINANCIAL            CO    02313910    33             25,430    SH             SOLE                0         0       25430

AMERICAN                   CO    02687410    46             29,042    SH             SOLE                0         0       29042

AUTOMATIC DATA             CO    05301510    1,608          40,868    SH             SOLE                0         0       40868
BECTON DICKINSON           CO    07588710    1,576          23,045    SH             SOLE                0         0       23045

BEST BUY                   CO    08651610    944            33,598    SH             SOLE                0         0       33598

BP PLC ADR                 CO    05562210    945            20,222    SH             SOLE                0         0       20222
BRISTOL-MYERS              CO    11012210    1,319          56,717    SH             SOLE                0         0       56717

CHEVRON CORP               CO    16676410    3,369          45,547    SH             SOLE                0         0       45547

CORNING INC                CO    21935010    349            36,650    SH             SOLE                0         0       36650
COSTCO WHOLESALE           CO    22160k10    1,138          21,680    SH             SOLE                0         0       21680

DELL INC                   CO    24702R10    208            20,305    SH             SOLE                0         0       20305

DIONEX INC                 CO    25454610    656            14,620    SH             SOLE                0         0       14620
EMERSON ELECTRIC           CO    29101110    2,199          60,077    SH             SOLE                0         0       60077

EXXON MOBIL                CO    30231g10    5,629          70,513    SH             SOLE                0         0       70513

FEDEX CORP                 CO    31428x10    873            13,610    SH             SOLE                0         0       13610
GENERAL ELECTRIC           CO    36960410    3,852          237,804   SH             SOLE                0         0       237804

HEWLETT PACKARD            CO    42823610    2,103          57,947    SH             SOLE                0         0       57947

HOME DEPOT                 CO    43707610    447            19,410    SH             SOLE                0         0       19410
ILLINOIS TOOL              CO    45230810    790            22,530    SH             SOLE                0         0       22530

INTEL CORP                 CO    45814010    297            20,252    SH             SOLE                0         0       20252

INTERNATIONAL              CO    45920010    2,036          24,193    SH             SOLE                0         0       24193
ISHARES MSCI JAPAN         CO    46428684    104            10,834    SH             SOLE                0         0       10834

ISHARES MSCI               CO    46428683    78             10,680    SH             SOLE                0         0       10680

JOHNSON AND                CO    47816010    4,462          74,578    SH             SOLE                0         0       74578
JPMORGAN CHASE             CO    46625h10    465            14,748    SH             SOLE                0         0       14748

MERCK & COMPANY            CO    58933110    348            11,452    SH             SOLE                0         0       11452

MICROSOFT CORP             CO    59491810    1,040          53,515    SH             SOLE                0         0       53515
NESTLE S A ADR             CO    64106940    898            22,987    SH             SOLE                0         0       22987

NOKIA CORP ADR             CO    65490220    1,142          73,214    SH             SOLE                0         0       73214
NOVARTIS ADS               CO    66987V10    1,191          23,937    SH             SOLE                0         0       23937

PFIZER INC                 CO    71708110    2,864          161,733   SH             SOLE                0         0       161733
PROCTER & GAMBLE           CO    74271810    4,368          70,655    SH             SOLE                0         0       70655

ROCHE HOLDING ADR          CO    77119510    1,623          21,200    SH             SOLE                0         0       21200

SYSCO CORP                 CO    87182910    1,587          69,200    SH             SOLE                0         0       69200
UNITED TECHNOLOGIES        CO    91301710    798            14,890    SH             SOLE                0         0       14890

UNITEDHEALTH               CO    91324p10    299            11,245    SH             SOLE                0         0       11245

WALGREEN                   CO    93142210    2,456          99,561    SH             SOLE                0         0       99561
WELLPOINT INC              CO    94973v107   573            13,611    SH             SOLE                0         0       13611

YUM BRANDS                 CO    98849810    1,696          53,850    SH             SOLE                0         0       53850
